Income Tax - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Federal Income Tax Rate	15.00%	15.00%
Deductible temporary differences for which no deferred tax asset is recognised	$ 955,000,000	$ 915,000,000
Unused tax credits for which no deferred tax asset recognised	$ 1,000,000	$ 1,000,000
Average effective tax rate	8.40%	8.50%
Income tax in other comprehensive income (loss)	$ 0	$ 0
USA
Disclosure of defined benefit plans [line items]
Unused tax credits for which no deferred tax asset recognised	$ 62,000,000	$ 59,000,000